Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2019 - (unaudited)

Security Description	Shares/ Principal Amount(3)	Value (Note 1)
COMMON STOCKS - 61.0%
Aerospace/Defense - 1.9%

Boeing Co.	700	$266,329
General Dynamics Corp.	2,272	415,163
Lockheed Martin Corp.	1,172	457,150

		1,138,642

Aerospace/Defense-Equipment - 2.8%

Airbus SE	4,723	614,156
L3Harris Technologies, Inc.	2,379	496,355
Safran SA	3,868	609,757

		1,720,268

Apparel Manufacturers - 0.5%

Under Armour, Inc., Class A	13,642	272,021

Applications Software - 1.3%

Intuit, Inc.	972	258,494
Microsoft Corp.	1,892	263,045
ServiceNow, Inc.†	932	236,588

		758,127

Athletic Footwear - 1.0%

NIKE, Inc., Class B	6,510	611,419

Auto-Cars/Light Trucks - 0.8%

Ferrari NV	1,080	166,796
General Motors Co.	8,335	312,396

		479,192

Auto/Truck Parts & Equipment-Original - 0.3%

Aptiv PLC	2,229	194,859

Banks-Commercial - 0.9%

HDFC Bank, Ltd. ADR	9,102	519,269

Beverages-Wine/Spirits - 0.6%

Diageo PLC	8,337	341,151

Building-Heavy Construction - 1.7%

China Tower Corp., Ltd.*	2,282,464	521,575
Vinci SA	4,674	503,802

		1,025,377

Building-Residential/Commercial - 0.9%

D.R. Horton, Inc.	5,609	295,651
Lennar Corp., Class A	4,332	241,942

		537,593

Cable/Satellite TV - 0.8%

Charter Communications, Inc., Class A	1,243	512,265

Commercial Services - 0.5%

Intertek Group PLC	4,625	311,415

Commercial Services-Finance - 1.7%

Equifax, Inc.	2,312	325,229
FleetCor Technologies, Inc.	548	157,156
Global Payments, Inc.	1,745	277,455
PayPal Holdings, Inc.	2,434	252,138

		1,011,978

Communications Software - 0.4%

Slack Technologies, Inc., Class A	11,113	263,711

Computer Services - 0.8%

Capgemini SE	4,111	484,918

Cosmetics & Toiletries - 0.8%

Shiseido Co., Ltd.	5,742	458,735

Data Processing/Management - 1.1%

DocuSign, Inc.	3,642	225,513
Fidelity National Information Services, Inc.	3,187	423,106

		648,619

Diagnostic Equipment - 1.7%

Danaher Corp.	4,088	590,430
Thermo Fisher Scientific, Inc.	1,545	450,012

		1,040,442

Diversified Banking Institutions - 3.6%

Banco Santander SA	120,531	491,476
Bank of America Corp.	16,863	491,893
JPMorgan Chase & Co.	9,965	1,172,781

		2,156,150

Diversified Manufacturing Operations - 0.7%

Parker-Hannifin Corp.	2,478	447,552

E-Commerce/Products - 1.9%

Alibaba Group Holding, Ltd. ADR	2,272	379,946
Amazon.com, Inc.†	398	690,892
Wayfair, Inc., Class A	872	97,769

		1,168,607

E-Commerce/Services - 0.4%

Uber Technologies, Inc.	7,297	222,340

Electric-Integrated - 0.3%

Duke Energy Corp.	1,992	190,953

Electronic Components-Misc. - 0.4%

Flex, Ltd.	22,042	230,670

Electronic Components-Semiconductors - 2.1%

Advanced Micro Devices, Inc.	6,686	193,827
Broadcom, Inc.	1,596	440,608
Infineon Technologies AG	22,334	401,477
Marvell Technology Group, Ltd.	8,653	216,065

		1,251,977

Electronic Forms - 0.3%

Adobe, Inc.†	659	182,049

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	3,289	252,036

Enterprise Software/Service - 0.9%

Guidewire Software, Inc.	2,363	249,013
Workday, Inc., Class A†	1,764	299,809

		548,822

Entertainment Software - 1.0%

Activision Blizzard, Inc.	4,976	263,330
Electronic Arts, Inc.	3,539	346,185

		609,515

Finance-Credit Card - 0.9%

Visa, Inc., Class A	3,170	545,272

Finance-Leasing Companies - 0.3%

AerCap Holdings NV	3,471	190,037

Finance-Other Services - 1.0%

Intercontinental Exchange, Inc.	6,368	587,575

Financial Guarantee Insurance - 0.3%

Assured Guaranty, Ltd.	4,308	191,534

Food-Misc./Diversified - 1.1%

Nestle SA	6,335	687,183

Gas-Distribution - 0.8%

UGI Corp.	9,026	453,737

Hotels/Motels - 0.7%

Marriott International, Inc., Class A	3,306	411,167

Human Resources - 0.5%

Recruit Holdings Co., Ltd.	10,504	321,051

Industrial Automated/Robotic - 2.0%

FANUC Corp.	1,900	360,429
Keyence Corp.	859	535,189
Rockwell Automation, Inc.	1,907	314,274

		1,209,892

Insurance-Life/Health - 0.7%

AIA Group, Ltd.	43,910	412,015

Insurance-Multi-line - 1.2%

Allianz SE	1,665	388,271
Ping An Insurance Group Co. of China, Ltd.	29,478	341,140

		729,411

Insurance-Property/Casualty - 0.4%

Tokio Marine Holdings, Inc.	4,000	214,756

Internet Content-Entertainment - 1.4%

Facebook, Inc., Class A†	3,652	650,348
Netflix, Inc.	710	190,010

		840,358

Internet Content-Information/News - 1.6%

Spotify Technology SA†	1,481	168,834
Tencent Holdings, Ltd.	18,799	797,824

		966,658

Medical Instruments - 1.6%

Alcon, Inc.	4,497	262,455
Intuitive Surgical, Inc.†	555	299,661
Medtronic PLC	3,863	419,599

		981,715

Medical Labs & Testing Services - 0.2%

WuXi AppTec Co., Ltd.*	11,362	124,774

Medical Products - 1.2%

Abbott Laboratories	6,850	573,139
Koninklijke Philips NV	2,722	126,178

		699,317

Medical-Biomedical/Gene - 0.1%

Illumina, Inc.	297	90,353

Medical-Drugs - 0.3%

Bausch Health Cos., Inc.	5,576	121,835
China National Accord Medicines Corp., Ltd., Class A	14,300	87,332

		209,167

Medical-HMO - 1.1%

UnitedHealth Group, Inc.	3,136	681,516

Medical-Hospitals - 0.4%

HCA Healthcare, Inc.	1,854	223,259

Metal-Diversified - 0.2%

Anglo American PLC	3,926	90,445

Oil Companies-Exploration & Production - 0.7%
Encana Corp.	49,392	226,297
EOG Resources, Inc.	2,858	212,121

		438,418

Oil Companies-Integrated - 0.7%

TOTAL SA	8,350	434,700

Oil-Field Services - 0.5%

Schlumberger, Ltd.	8,588	293,452

Private Equity - 0.6%

Blackstone Group, Inc., Class A	7,033	343,492

Real Estate Investment Trusts - 0.3%

Boston Properties, Inc.	1,530	198,380

Real Estate Operations & Development - 0.4%

Mitsui Fudosan Co., Ltd.	10,248	255,048

Research & Development - 0.2%

Hangzhou Tigermed Consulting Co., Ltd., Class A	15,600	135,740

Retail-Building Products - 0.9%

Lowe’s Cos., Inc.	5,053	555,628

Retail-Discount - 1.6%

Walmart, Inc.	8,095	960,715

Retail-Restaurants - 0.3%

Domino’s Pizza, Inc.	848	207,412

Schools - 0.7%

Chegg, Inc.	2,894	86,676
New Oriental Education & Technology Group, Inc. ADR	3,203	354,764

		441,440

Textile-Apparel - 0.0%

LVMH Moet Hennessy Louis Vuitton SE	59	23,486

Transport-Rail - 0.9%

CSX Corp.	7,921	548,688

Transport-Truck - 0.3%

Old Dominion Freight Line, Inc.	1,137	193,256

Veterinary Diagnostics - 0.6%

Elanco Animal Health, Inc.†	13,029	346,441

Web Portals/ISP - 1.1%

Alphabet, Inc., Class C†	559	681,421

Wireless Equipment - 0.7%
Motorola Solutions, Inc.	2,501	426,195

Total Common Stocks
(cost $35,006,081)		36,935,776

EXCHANGE-TRADED FUNDS - 0.8%

iShares MSCI Japan ETF	2,006	113,821
SPDR S&P 500 Trust ETF	1,121	332,679

Total Exchange-Traded Funds
(cost $425,250)		446,500

U.S. CORPORATE BONDS & NOTES - 0.6%
Cable/Satellite TV - 0.1%
Comcast Corp. Company Guar. Notes 3.45% due 10/01/2021		45,000	46,343

Computer Services - 0.2%
International Business Machines Corp. Senior Notes 2.85% due 05/13/2022		100,000	102,102

Electric-Integrated - 0.1%
Florida Power & Light Co. FRS Senior Notes 2.64% (3 ML+0.40%) due 05/06/2022		85,000	85,023

Multimedia - 0.1%
Viacom, Inc. Senior Notes 4.50% due 03/01/2021		30,000	30,897

Pipelines - 0.0%
MPLX LP FRS Senior Notes 3.00% (3 ML+0.90%) due 09/09/2021		20,000	20,066

Telephone-Integrated - 0.1%
AT&T, Inc. Senior Notes 2.80% due 02/17/2021		50,000	50,417

Total U.S. Corporate Bonds & Notes (cost $330,415)			334,848

FOREIGN GOVERNMENT OBLIGATIONS - 21.2%
Regional Authority - 0.0%
State of North Rhine-Westphalia, Germany Senior Notes 2.15% due 03/21/2119	EUR	15,000	27,320

Sovereign - 21.2%
Commonwealth of Australia Senior Notes 2.25% due 11/21/2022	AUD	60,000	42,394
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	267,000	205,303
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	14,000	12,316
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	25,000	22,114
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	25,000	18,224
Federal Republic of Germany Bonds zero coupon due 10/18/2024	EUR	229,000	259,575
Federal Republic of Germany Bonds 0.25% due 02/15/2029	EUR	115,000	135,694
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	158,000	184,084
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	37,000	67,600
Federal Republic of Germany Bonds 4.25% due 07/04/2039	EUR	42,000	88,318
Government of Canada Bonds 0.75% due 03/01/2021	CAD	125,000	93,161
Government of Canada Bonds 1.50% due 06/01/2023	CAD	96,000	72,566
Government of Canada Bonds 1.50% due 06/01/2026	CAD	70,000	53,221
Government of Canada Bonds 2.25% due 06/01/2029	CAD	196,000	159,599
Government of Canada Bonds 3.50% due 12/01/2045	CAD	42,000	44,926
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	16,390
Government of France Bonds zero coupon due 02/25/2021	EUR	30,000	33,018
Government of France Bonds zero coupon due 05/25/2021	EUR	100,000	110,252
Government of France Bonds zero coupon due 02/25/2022	EUR	278,000	307,911
Government of France Bonds zero coupon due 03/25/2025	EUR	316,000	354,995
Government of France Bonds 0.50% due 05/25/2029	EUR	175,000	205,240
Government of France Bonds 0.75% due 05/25/2028	EUR	229,000	274,089
Government of France Bonds 2.00% due 05/25/2048*	EUR	20,000	30,632
Government of France Bonds 3.25% due 05/25/2045	EUR	128,000	237,283
Government of France Bonds 4.00% due 04/25/2055	EUR	9,000	20,430
Government of France Bonds 4.50% due 04/25/2041	EUR	48,000	99,221
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	35,000,000	324,615
Government of Japan Senior Notes 0.10% due 11/01/2020	JPY	42,000,000	390,110
Government of Japan Senior Notes 0.10% due 03/20/2027	JPY	27,750,000	265,674
Government of Japan Senior Notes 0.10% due 03/20/2029	JPY	13,100,000	125,188
Government of Japan Senior Notes 0.20% due 06/20/2036	JPY	42,300,000	398,256
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	20,500,000	196,299
Government of Japan Senior Notes 0.30% due 06/20/2046	JPY	9,350,000	86,209
Government of Japan Senior Notes 0.40% due 03/20/2056	JPY	11,100,000	102,311
Government of Japan Senior Notes 0.60% due 06/20/2024	JPY	11,900,000	115,097
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	8,600,000	82,285
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	2,200,000	21,286
Government of Japan Senior Notes 0.80% due 09/20/2047	JPY	29,600,000	308,067

Government of Japan Senior Notes 0.90% due 06/20/2022	JPY	38,250,000	365,799
Government of Japan Senior Notes 1.20% due 06/20/2021	JPY	6,500,000	61,673
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	57,300,000	656,317
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	5,400,000	67,462
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	5,300,000	66,996
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	17,300,000	196,184
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	22,450,000	291,021
Government of Malaysia Senior Notes 3.42% due 08/15/2022	MYR	75,000	18,056
Government of Malaysia Senior Notes 4.13% due 04/15/2032	MYR	100,000	25,141
Government of Malaysia Senior Notes 4.76% due 04/07/2037	MYR	61,000	16,478
Government of New Zealand Senior Notes 3.00% due 04/20/2029	NZD	472,000	346,422
Kingdom of Belgium Senior Notes 0.50% due 10/22/2024*	EUR	45,000	51,717
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	40,000	47,702
Kingdom of Belgium Senior Notes 0.80% due 06/22/2028*	EUR	104,000	124,664
Kingdom of Belgium Senior Notes 1.70% due 06/22/2050*	EUR	30,000	43,393
Kingdom of Belgium Notes 4.00% due 03/28/2022	EUR	63,000	76,790
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	42,000	83,519
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	180,000	30,386
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	122,000	35,920
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	564,000	63,532
Kingdom of Spain Bonds 0.05% due 10/31/2021	EUR	75,000	82,628
Kingdom of Spain Senior Notes 0.25% due 07/30/2024*	EUR	160,000	179,027
Kingdom of Spain Bonds 0.35% due 07/30/2023	EUR	110,000	123,150
Kingdom of Spain Notes 0.60% due 10/31/2029*	EUR	70,000	79,751
Kingdom of Spain Senior Notes 1.45% due 04/30/2029*	EUR	42,000	51,584
Kingdom of Spain Bonds 1.50% due 04/30/2027*	EUR	133,000	161,721
Kingdom of Spain Senior Notes 2.35% due 07/30/2033*	EUR	30,000	41,119
Kingdom of Spain Senior Notes 2.90% due 10/31/2046*	EUR	45,000	70,991
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	9,000	16,679
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	20,000	38,692
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	34,000	66,498
Kingdom of Sweden Bonds 0.75% due 11/12/2029*	SEK	2,505,000	281,060
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	40,000	6,678
Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	225,000	24,354
Kingdom of the Netherlands Bonds zero coupon due 01/15/2024*	EUR	53,000	59,578
Kingdom of the Netherlands Bonds 0.25% due 07/15/2029*	EUR	40,000	46,559
Kingdom of the Netherlands Bonds 0.50% due 01/15/2040*	EUR	40,000	49,045
Kingdom of the Netherlands Bonds 1.75% due 07/15/2023*	EUR	70,000	83,733
Kingdom of the Netherlands Bonds 2.75% due 01/15/2047*	EUR	18,000	34,986

Republic of Austria Senior Notes zero coupon due 07/15/2024*	EUR	75,000	84,207
Republic of Austria Senior Notes 0.50% due 02/20/2029*	EUR	21,000	24,682
Republic of Austria Senior Notes 1.50% due 02/20/2047*	EUR	32,000	46,419
Republic of Austria Senior Notes 2.40% due 05/23/2034*	EUR	15,000	22,331
Republic of Austria Senior Notes 3.15% due 06/20/2044*	EUR	15,000	28,217
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	30,000	36,372
Republic of Finland Senior Notes 0.50% due 09/15/2029*	EUR	10,000	11,787
Republic of Finland Senior Bonds 1.13% due 04/15/2034*	EUR	5,000	6,449
Republic of Finland Senior Notes 1.38% due 04/15/2047*	EUR	12,000	17,368
Republic of Finland Senior Notes 2.00% due 04/15/2024*	EUR	15,000	18,351
Republic of Ireland Bonds 1.10% due 05/15/2029	EUR	30,000	36,276
Republic of Ireland Bonds 1.50% due 05/15/2050	EUR	10,000	13,050
Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	39,000	55,998
Republic of Italy Senior Notes 0.05% due 04/15/2021	EUR	108,000	118,271
Republic of Italy Bonds 0.95% due 03/01/2023	EUR	60,000	67,492
Republic of Italy Bonds 1.00% due 07/15/2022	EUR	188,000	211,177
Republic of Italy Bonds 1.75% due 07/01/2024	EUR	252,000	294,553
Republic of Italy Bonds 2.05% due 08/01/2027	EUR	195,000	236,032
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	6,000	7,761
Republic of Italy Bonds 3.00% due 08/01/2029	EUR	67,000	88,013
Republic of Italy Senior Notes 3.10% due 03/01/2040*	EUR	95,000	129,211
Republic of Italy Notes 3.35% due 03/01/2035*	EUR	18,000	24,993
Republic of Italy Bonds 3.85% due 09/01/2049*	EUR	135,000	212,309
Republic of Italy Bonds 5.00% due 09/01/2040*	EUR	35,000	60,098
Republic of Portugal Senior Notes 1.95% due 06/15/2029*	EUR	110,000	140,555
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	17,000	13,948
Republic of Singapore Senior Notes 3.50% due 03/01/2027	SGD	40,000	32,549
Republic of South Africa Senior Notes 8.25% due 03/31/2032	ZAR	1,302,000	79,223
United Kingdom Gilt Treasury Bonds 0.63% due 06/07/2025	GBP	30,000	37,587
United Kingdom Gilt Treasury Bonds 1.00% due 04/22/2024	GBP	22,000	27,928
United Kingdom Gilt Treasury Bonds 1.63% due 10/22/2028	GBP	33,000	44,974
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	115,000	147,363
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	72,000	142,822
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	45,000	86,694
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032	GBP	55,000	97,640
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	130,000	285,175
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	314,000	17,920
United Mexican States Bonds 10.00% due 12/05/2024	MXN	759,900	44,034
United Mexican States Bonds 10.00% due 11/20/2036	MXN	543,800	35,075

Total Foreign Government Obligations (cost $12,407,900)			12,843,182

U.S. GOVERNMENT TREASURIES - 12.6%
United States Treasury Bonds - 2.9%

2.50% due 05/15/2046	100,000	107,695
2.75% due 11/15/2047	220,000	249,176
3.00% due 02/15/2048	427,500	507,573
3.13% due 05/15/2048	115,000	139,779
4.38% due 11/15/2039	154,000	216,027
5.00% due 05/15/2037	386,000	569,275

		1,789,525

United States Treasury Notes - 9.7%

1.38% due 08/31/2023	536,000	532,106
2.00% due 02/28/2021	91,000	91,320
2.00% due 11/15/2026	170,000	174,336
2.13% due 08/15/2021(1)	798,000	804,453
2.13% due 06/30/2022	901,000	914,057
2.38% due 08/15/2024	160,000	165,962
2.50% due 05/15/2024	1,932,000	2,011,544
2.75% due 02/15/2028	773,000	839,249
3.13% due 11/15/2028	290,000	325,570

		5,858,597

Total U.S. Government Treasuries (cost $7,432,554)		7,648,122

Total Long-Term Investment Securities (cost $55,602,200)		58,208,428

REPURCHASE AGREEMENTS - 3.8%
Bank of America Securities LLC Joint Repurchase Agreement(2)	575,000	575,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	350,000	350,000
BNP Paribas SA Joint Repurchase Agreement(2)	280,000	280,000
Deutsche Bank AG Joint Repurchase Agreement(2)	535,000	535,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	560,000	560,000

Total Repurchase Agreements (cost $2,300,000)		2,300,000

TOTAL INVESTMENTS (cost $57,902,200)	100.0%	60,508,428
Other assets less liabilities	0.0	17,825

NET ASSETS	100.0%	$60,526,253

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2019, the aggregate value of these securities was $3,223,641 representing 5.3% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	Denominated in United States dollars unless otherwise indicated.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at September 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML - 3 Month USD Libor

Currency Legend

AUD -	Australian Dollar
CAD -	Canadian Dollar
DKK -	Danish Krone
EUR -	Euro Currency
GBP -	British Sterling Pound
JPY -	Japanese Yen
MXN -	Mexican Peso
MYR -	Malaysian Ringgit
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
SEK -	Swedish Krona
SGD -	Singapore Dollar
ZAR -	South African Rand

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Short	Euro-BTP	December 2019	158,880	158,958	$78

						Unrealized Depreciation
1	Long	U.S. Treasury 2 Year Notes	December 2019	216,008	215,500	(508)
2	Long	U.S. Treasury 5 Year Notes	December 2019	239,875	238,297	(1,578)
1	Short	Long Gilt	December 2019	168,368	165,055	(3,313)

						$(5,399)

		Net Unrealized Appreciation (Depreciation)				$(5,321)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional Value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	128,000	USD	140,971	10/03/2019	$1,447	$—
	JPY	11,182,000	USD	104,344	10/03/2019	920	—
	USD	191,551	EUR	174,000	10/03/2019	—	(1,886)
	USD	207,769	JPY	22,200,000	10/03/2019	—	(2,438)

						2,367	(4,324)

Bank of Montreal	GBP	30,000	USD	37,301	10/03/2019	413	—
	JPY	7,978,000	USD	75,300	10/03/2019	1,510	—

						1,923	—

Barclays Bank PLC	AUD	8,000	USD	5,453	10/03/2019	53	—
	CAD	14,000	USD	10,564	10/03/2019	—	(3)
	CHF	25,000	USD	25,113	10/03/2019	62	—
	EUR	26,000	USD	28,633	10/03/2019	292	—
	GBP	67,000	USD	81,691	10/03/2019	—	(692)
	JPY	673,000	USD	6,264	10/03/2019	39	—
	NOK	52,000	USD	5,796	10/03/2019	80	—
	NZD	8,000	USD	5,106	10/03/2019	97	—
	SEK	1,434,000	USD	148,059	10/03/2019	2,378	—
	SGD	64,000	USD	46,094	10/03/2019	—	(212)
	USD	11,297	CAD	15,000	10/03/2019	26	—
	USD	1,010	CHF	1,000	10/03/2019	—	(8)
	USD	52,854	EUR	48,000	10/03/2019	—	(533)
	USD	29,222	GBP	24,000	10/03/2019	289	—
	USD	58,159	JPY	6,180,000	10/03/2019	—	(999)
	USD	5,639	NOK	51,000	10/03/2019	—	(33)
	USD	3,179	NZD	5,000	10/03/2019	—	(48)
	USD	11,580	SEK	113,000	10/03/2019	—	(101)
	USD	21,122	CHF	21,000	11/05/2019	—	(19)
	USD	49,150	JPY	5,300,000	11/05/2019	—	(24)
	ZAR	1,185,000	USD	77,286	10/03/2019	—	(947)

						3,316	(3,619)

BNP Paribas SA	AUD	25,000	USD	16,860	10/03/2019	—	(14)
	NOK	315,000	USD	34,728	10/03/2019	103	—
	NOK	531,000	USD	58,576	11/05/2019	174	—
	USD	58,542	NOK	531,000	10/03/2019	—	(174)
	USD	34,976	EUR	32,000	11/05/2019	—	(9)
	USD	34,748	NOK	315,000	11/05/2019	—	(103)

						277	(300)

Citibank N.A.	AUD	5,000	USD	3,427	10/03/2019	52	—
	CAD	1,000	USD	754	10/03/2019	—	(1)
	EUR	5,414,000	USD	6,010,560	10/03/2019	109,121	—
	EUR	5,532,000	USD	6,051,814	11/05/2019	6,793	—
	GBP	37,000	USD	45,318	10/03/2019	—	(178)
	GBP	702,000	USD	864,992	11/05/2019	658	—
	JPY	5,957,000	USD	55,552	10/03/2019	454	—
	MXN	1,804,000	USD	89,289	10/03/2019	—	(2,111)
	MXN	1,804,000	USD	90,960	11/05/2019	58	—
	USD	2,018	CHF	2,000	10/03/2019	—	(14)
	USD	6,195,797	EUR	5,676,000	10/03/2019	—	(8,769)
	USD	871,325	GBP	708,000	10/03/2019	—	(768)
	USD	2,293	JPY	248,000	10/03/2019	1	—
	USD	91,458	MXN	1,804,000	10/03/2019	—	(57)
	USD	59,721	NZD	93,000	10/03/2019	—	(1,483)
	USD	3,100	SEK	30,000	10/03/2019	—	(53)
	USD	14,786	GBP	12,000	11/05/2019	—	(11)

						117,137	(13,445)

Commonwealth Bank of Australia	AUD	428,000	USD	288,653	10/03/2019	—	(237)
	USD	23,605	AUD	35,000	10/03/2019	19	—

						19	(237)

Goldman Sachs International	CAD	25,000	USD	18,823	10/03/2019	—	(47)
	CHF	22,000	USD	22,139	11/05/2019	31	—
	EUR	59,000	USD	64,713	10/03/2019	401	—
	GBP	1,000	USD	1,235	10/03/2019	5	—
	JPY	4,033,000	USD	37,366	10/03/2019	64	—
	MYR	239,000	USD	56,646	10/03/2019	—	(429)
	MYR	239,000	USD	57,007	11/05/2019	—	(6)
	USD	88,700	EUR	80,000	10/03/2019	—	(1,498)
	USD	57,075	MYR	239,000	10/03/2019	—	—

						501	(1,980)

HSBC Bank USA	EUR	18,000	USD	19,777	10/03/2019	157	—
	USD	19,302	GBP	16,000	10/03/2019	372	—

						529	—

JPMorgan Chase Bank N.A	AUD	47,000	USD	31,809	10/03/2019	86	—
	AUD	453,000	USD	306,165	11/05/2019	50	—
	CAD	19,000	USD	14,335	10/03/2019	—	(6)
	CAD	4,000	USD	3,022	11/05/2019	1	—
	CHF	8,000	USD	8,095	10/03/2019	78	—
	CHF	1,000	USD	1,012	11/05/2019	7	—
	EUR	300,000	USD	331,285	10/03/2019	4,275	—
	GBP	9,000	USD	11,146	10/03/2019	80	—
	GBP	1,000	USD	1,231	11/05/2019	—	—
	JPY	955,000	USD	8,973	10/03/2019	140	—
	NOK	206,000	USD	22,938	10/03/2019	295	—
	NZD	29,000	USD	18,452	10/03/2019	292	—
	SEK	306,000	USD	31,633	10/03/2019	546	—
	USD	316,691	AUD	469,000	10/03/2019	—	(128)
	USD	9,069	CAD	12,000	10/03/2019	—	(11)
	USD	30,351	CHF	30,000	10/03/2019	—	(290)
	USD	129,814	EUR	118,000	10/03/2019	—	(1,190)
	USD	36,705	GBP	30,000	10/03/2019	183	—
	USD	634,302	JPY	67,918,000	10/03/2019	—	(6,118)
	USD	5,414	NOK	49,000	10/03/2019	—	(28)
	USD	14,569	NZD	23,000	10/03/2019	—	(166)
	USD	24,294	SEK	237,000	10/03/2019	—	(217)
	USD	14,193	AUD	21,000	11/05/2019	—	(2)
	USD	2,014	CHF	2,000	11/05/2019	—	(4)
	USD	2,183	EUR	2,000	11/05/2019	2	—
	USD	2,504	NZD	4,000	11/05/2019	2	—
	USD	920	SEK	9,000	11/05/2019	—	(4)

						6,037	(8,164)

Morgan Stanley and Co. International PLC	AUD	8,000	USD	5,454	10/03/2019	54	—
	CAD	588,000	USD	442,318	10/03/2019	—	(1,521)
	CHF	9,000	USD	9,146	10/03/2019	128	—
	DKK	439,000	USD	64,316	11/05/2019	56	—
	GBP	755,000	USD	922,668	10/03/2019	—	(5,680)
	JPY	226,000	USD	2,101	10/03/2019	11	—
	NOK	531,000	USD	58,501	10/03/2019	133	—
	NZD	411,000	USD	259,791	10/03/2019	2,417	—
	NZD	551,000	USD	345,648	11/05/2019	350	—
	SEK	696,000	USD	71,488	10/03/2019	781	—
	SEK	3,338,000	USD	341,098	11/05/2019	1,257	—

	USD	10,855	AUD	16,000	10/03/2019	—	(56)
	USD	756	CAD	1,000	10/03/2019	—	(2)
	USD	9,113	CHF	9,000	10/03/2019	—	(94)
	USD	64,148	DKK	439,000	10/03/2019	—	(55)
	USD	9,881	EUR	9,000	10/03/2019	—	(71)
	USD	6,144	GBP	5,000	10/03/2019	4	—
	USD	24,119	JPY	2,565,000	10/03/2019	—	(395)
	USD	52,111	NOK	473,000	10/03/2019	—	(119)
	USD	355,547	NZD	567,000	10/03/2019	—	(483)
	USD	341,399	SEK	3,348,000	10/03/2019	—	(1,273)

						5,191	(9,749)

Natwest Markets PLC	USD	26,453	CAD	35,000	11/05/2019	—	(20)

Royal Bank of Canada	CAD	619,000	USD	467,383	11/05/2019	—	(101)
	JPY	7,350,000	USD	68,337	11/05/2019	209	—
	USD	467,152	CAD	619,000	10/03/2019	87	—

						296	(101)

State Street Bank and Trust Company	DKK	439,000	USD	65,282	10/03/2019	1,188	—
	EUR	160,000	USD	176,614	10/03/2019	2,209	—
	EUR	81,000	USD	88,608	11/05/2019	97	—
	GBP	9,000	USD	11,086	11/05/2019	5	—
	JPY	425,237,000	USD	3,996,397	10/03/2019	63,314	—
	USD	12,678	JPY	1,349,000	10/03/2019	—	(201)
	USD	28,672	SEK	281,000	11/05/2019	—	(64)

						66,813	(265)

Toronto Dominion Bank	NZD	240,000	USD	152,542	10/03/2019	2,251	—
	SEK	1,292,000	USD	132,833	10/03/2019	1,577	—
	USD	160,698	GBP	130,000	10/03/2019	—	(849)
	USD	19,474	JPY	2,100,000	10/03/2019	—	(51)

						3,828	(900)

UBS AG	GBP	14,000	USD	17,405	10/03/2019	190	—
	JPY	8,300,000	USD	78,368	10/03/2019	1,600	—
	NOK	315,000	USD	34,713	11/05/2019	68	—

						1,858	—

Net Unrealized Appreciation/(Depreciation)						$210,092	$(43,104)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro Currency

GBP - British Pound Sterling

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$26,432,502	$10,503,274	**	$—	$36,935,776
Exchange-Traded Funds	446,500	—		—	446,500
U.S. Corportate Bonds & Notes	—	334,848		—	334,848
Foreign Government Obligations	—	12,843,182		—	12,843,182
U.S. Government Treasuries	—	7,648,122		—	7,648,122
Repurchase Agreements	—	2,300,000		—	2,300,000

Total Investments at Value	$26,879,002	$33,629,426		$—	$60,508,428

Other Financial Instruments:+
Futures Contracts	$78	$—		$—	$78
Forward Foreign Currency Contracts	—	210,092		—	210,092

	$78	$210,092		$—	$210,170

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$5,399	$—		$—	$5,399
Forward Foreign Currency Contracts	—	43,104		—	43,104

	$5,399	$43,104		$—	$48,503

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments